FEDERATED FIXED INCOME SECURITIES, INC.

 Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 1, 2011

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         FEDERATED FIXED INCOME SECURITIES, INC. (the “Registrant”)
Federated Municipal Ultrashort Fund (the “Fund”)
Class A Shares
Institutional Shares
1933 Act File No. 33-43472
1940 Act File No. 811-6447

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated November 30, 2011, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 58 on November 28, 2011.

If you have any questions regarding this certification, please contact me at (412) 288-3810.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary